Employee Future Benefits - Schedule of Funded Status (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in value of plan assets
Balance, beginning of year	CAD 2,647
Balance, end of year	2,898	CAD 2,647
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	2,828	2,604
Liabilities assumed on acquisition	167	0
Service costs	66	68
Employee contributions	17	17
Interest costs	112	109
Benefits paid	(119)	(118)
Actuarial losses (gains)	45	(102)
Past service credits/plan amendments	(10)	0
Foreign currency translation impacts	(69)	250
Balance, end of year	3,037	2,828
Change in value of plan assets
Balance, beginning of year	2,466	2,216
Assets assumed on acquisition	85	0
Actual return on plan assets	187	30
Benefits paid	(119)	(118)
Employee contributions	17	17
Employer contributions	47	99
Foreign currency translation impacts	(37)	222
Balance, end of year	2,646	2,466
Funded status	(391)	(362)
Accumulated benefit obligation	2,741	2,595
OPEB Plans
Change in benefit obligation
Balance, beginning of year	574	564
Liabilities assumed on acquisition	111	0
Service costs	18	17
Employee contributions	2	1
Interest costs	23	23
Benefits paid	(23)	(21)
Actuarial losses (gains)	(1)	(50)
Past service credits/plan amendments	0	(10)
Foreign currency translation impacts	(28)	50
Balance, end of year	676	574
Change in value of plan assets
Balance, beginning of year	181	154
Assets assumed on acquisition	65	0
Actual return on plan assets	13	0
Benefits paid	(23)	(21)
Employee contributions	2	1
Employer contributions	18	17
Foreign currency translation impacts	(4)	30
Balance, end of year	252	181
Funded status	CAD (424)	CAD (393)